DESCRIPTION OF BUSINESS AND ORGANIZATION (Details Narrative) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Additional paid in capital	$ 466,463	¥ 3,404,857
Variable Interest Entity, Primary Beneficiary [Member]
Additional paid in capital		¥ 1,000	¥ 1,000